Summary of Significant Accounting Policies - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2025		2024		2025		2024
	Redeemable	Non-Redeemable Class A	Redeemable	Non- Redeemable Class A	Redeemable	Non- Redeemable Class A	Redeemable	Non- Redeemable Class A
	Class A	And Class B	Class A	And Class B	Class A	And Class B	Class A	And Class B
Basic net income per share:
Numerator:
Allocation of net income	$660,571	$181,801	$1,388,502	$574,225	$2,788,943	$767,566	$1,093,272	$845,363
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	17,569,444	7,265,972	28,750,000	7,912,500	8,736,188	6,755,180
Basic income per share	0.02	0.02	0.08	0.08	0.10	0.10	0.13	0.13
Diluted net income per share:
Numerator:
Allocation of net income	$660,571	$181,801	$1,368,414	$594,313	$2,788,943	$767,566	$1,080,626	$858,009
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	17,569,444	7,630,556	28,750,000	7,912,500	8,736,188	6,936,464
Diluted income per share	$0.02	$0.02	$0.08	$0.08	$0.10	$0.10	$0.13	$0.12

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Year Ended December 31, 2024		For the Period from December 18, 2023 (Inception) Through December 31, 2023
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,325,884	$2,465,990	$—	$(18,958)
Denominator:
Weighted-average shares outstanding	18,825,342	7,338,596	—	6,250,000
Basic income (loss) per share	$0.34	$0.34	$—	$(0.00)

	For the Year Ended December 31, 2024		For the Period from December 18, 2023 (Inception) Through December 31, 2023
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Diluted net income (loss) per share:
Numerator:
Allocation of net income	$6,304,223	$2,487,651	$—	$—
Denominator:
Weighted-average shares outstanding	18,825,342	7,428,493	—	—
Diluted income per share	$0.33	$0.33	$—	$—

Schedule of Class A ordinary shares subject to possible redemption

At June 30, 2025 and December 31, 2024, the Class A ordinary shares subject to redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(1,437,500)
Public Shares issuance costs	(14,474,543)
Plus:
Accretion of carrying value to redemption value	24,534,690
Class A ordinary shares subject to possible redemption, December 31, 2024	296,122,647
Plus:
Accretion of carrying value to redemption value	2,997,592
Class A ordinary shares subject to possible redemption, March 31, 2025	299,120,239
Plus:
Accretion of carrying value to redemption value	2,181,033
Class A ordinary shares subject to possible redemption, June 30, 2025	$301,301,272

At December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(1,437,500)
Class A ordinary shares issuance costs	(14,474,543)
Plus:
Accretion of carrying value to redemption value	24,534,690
Class A ordinary shares subject to possible redemption, December 31, 2024	$296,122,647